Employees' Leaving Entitlement - Summary of Changes To Disclosure - Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	€ 12,389	€ 13,064
Current service cost	77	91
Interest expense	364	451
Benefits paid	(1,116)	(1,402)
Actuarial losses/(gains)	(68)	185
Ending balance	€ 11,646	€ 12,389